Share Purchase Warrants (Details 1)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of warrants outstanding	166,517,918
Warrants At 0.03 [Member]
Number of warrants outstanding	2,222,222
Exercise price (in Dollars per share) | $ / shares	$ 0.03
Expiry date	December 2, 2024
Warrants At 0.00 [Member]
Number of warrants outstanding	163,265,304
Exercise price (in Dollars per share) | $ / shares	$ 0.00
Expiry date	September 23, 2024
Warrants At 0.15 [Member]
Number of warrants outstanding	980,392
Exercise price (in Dollars per share) | $ / shares	$ 0.15
Expiry date	December 2, 2021
Warrants At 0.20 [Member]
Number of warrants outstanding	50,000
Exercise price (in Dollars per share) | $ / shares	$ 0.20
Expiry date	January 2, 2022